Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of option activity
A summary of option activity for the six months ended June 30, 2017 is as follows:

	Options Outstanding
	Number of shares	Weighted‑average exercise price	Fair value of options granted	Weighted average remaining contractual term (in years)
Balance, December 31, 2016	1,849,359	$5.57
Granted	367,662	$0.72	$192,470
Forfeited	(18,391)	$5.63
Balance, June 30, 2017	2,198,630	$4.76		8.20
Exercisable at June 30, 2017	1,271,031	$5.60		7.69

Schedule of stock-based compensation expense
Stock‑based compensation expense recognized for the three and six months ended June 30, 2017 and 2016 was as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
Research and development	$33,217	$27,711	$80,783	$51,152
General and administrative	222,526	186,402	507,180	1,100,268
Total stock-based compensation	$255,743	$214,113	$587,963	$1,151,420